Property and Equipment - Summary of Finance Leases and Bank Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance leases bank borrowing [line items]
Property and equipment pledged as collateral	R$ 7,643	R$ 8,070	R$ 8,070
Furniture and fixtures [member]
Disclosure of finance leases bank borrowing [line items]
Property and equipment pledged as collateral	748	748	748
IT equipment [member]
Disclosure of finance leases bank borrowing [line items]
Property and equipment pledged as collateral	6,380	6,380	6,380
Leasehold improvements [member]
Disclosure of finance leases bank borrowing [line items]
Property and equipment pledged as collateral		427	427
Machinery and equipment [member]
Disclosure of finance leases bank borrowing [line items]
Property and equipment pledged as collateral	R$ 515	R$ 515	R$ 515